Statutory Reserves And Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Statutory Reserves And Restricted Net Assets [Line Items]
Statutory reserve made	¥ 0	¥ 0	¥ 0
Statutory Reserve		¥ 4,322
Percentage of restricted net asset to consolidated net asset	25.00%
Variable Interest Entity And Subsidiaries [Member]
Disclosure Of Statutory Reserves And Restricted Net Assets [Line Items]
Statutory Reserve	¥ 4,180